Stock-based Compensation and Benefit Plans - Schedule of Stock Options Outstanding and Exercisable (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	334,173	249,951
Weighted Average Remaining Contractual Life	3 years 9 months 7 days	3 years 11 months 12 days
Weighted Average Price	$ 14.84	$ 19.80
Aggregate Intrinsic Value	$ 210		$ 83	$ 122		$ 61,875
Number Exercisable	218,277	175,625
Weighted Average Price, Exercisable	$ 18.22	$ 22.20
Aggregate Intrinsic Value, Options Exercisable	$ 71
Exercise Price Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option, exercise price, Minimum	$ 5.10	$ 8.25
Stock option, exercise price, Maximum	$ 7.85	$ 17.25
Number Outstanding	128,387	95,254
Weighted Average Remaining Contractual Life	4 years 5 months 27 days	4 years 6 months
Weighted Average Price	$ 6.52	$ 12.45
Aggregate Intrinsic Value	$ 209
Number Exercisable	43,323	34,548
Weighted Average Price, Exercisable	$ 6.53	$ 12.60
Aggregate Intrinsic Value, Options Exercisable	$ 70
Exercise Price Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option, exercise price, Minimum	$ 8.25	$ 20.25
Stock option, exercise price, Maximum	$ 12.44	$ 22.50
Number Outstanding	14,983	146,735
Weighted Average Remaining Contractual Life	3 years 7 months 13 days	3 years 7 months 13 days
Weighted Average Price	$ 10.67	$ 22.50
Aggregate Intrinsic Value	$ 1
Number Exercisable	10,475	133,644
Weighted Average Price, Exercisable	$ 10.57	$ 22.50
Aggregate Intrinsic Value, Options Exercisable	$ 1
Exercise Price Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option, exercise price, Minimum	$ 12.45
Stock option, exercise price, Maximum	$ 20.25	$ 60.00
Number Outstanding	64,986	7,962
Weighted Average Remaining Contractual Life	3 years 10 months 21 days	3 years 4 months 13 days
Weighted Average Price	$ 13.01	$ 60.00
Aggregate Intrinsic Value
Number Exercisable	42,551	7,433
Weighted Average Price, Exercisable	$ 13.02	$ 60.00
Aggregate Intrinsic Value, Options Exercisable
Exercise Price Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option, exercise price, Minimum	$ 22.50
Stock option, exercise price, Maximum	$ 60.00
Number Outstanding	125,817
Weighted Average Price	$ 24.77
Aggregate Intrinsic Value
Number Exercisable	121,928
Weighted Average Price, Exercisable	$ 24.84
Aggregate Intrinsic Value, Options Exercisable